Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 2, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Series Portfolios Trust (the “Trust”)
File No. 333-206240 and 811-23084
HW Opportunities MP Fund S000070526

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, HW Opportunities MP Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 31, 2023, and filed electronically as Post-Effective Amendment No. 178 to the Trust’s Registration Statement on Form N‑1A on October 26, 2023.

If you have any questions or require further information, please contact the undersigned at (414) 516-1652.

Sincerely,

/s/ Adam W. Smith
Adam W. Smith
Secretary of Series Portfolios Trust